Deposits - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Banking and Thrift [Abstract]
Time deposits, including certificates of deposit issued in amounts of 10 million Yen or more	¥ 880,725	¥ 781,516